PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Accumulated deprecation	$ (25,478)	$ (24,827)
Property, plant and equipment, net	0	651
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computers and peripherals	$ 25,478	$ 25,478